Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
We have an equity incentive plan (“2013 Incentive Plan”) and an employee stock purchase plan (“ESPP”). The 2013 Incentive Plan authorizes the grant of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other stock-based awards (restricted stock awards, restricted stock units, performance shares and performance units are collectively referred to as restricted stock units and awards for purposes of this footnote). At December 31, 2017, 14 million shares of our common stock were reserved for issuance pursuant to existing and future stock awards, of which 6 million shares were available for future grants. The 2013 Incentive Plan is administered by either the full Board of Directors or a committee as designated by the Board of Directors, determined by the grant. Our employees, officers and non-employee directors are eligible to receive awards under the 2013 Incentive Plan.
Total stock-based compensation expense was $28 million, $31 million and $30 million for of the years ended December 31, 2017, 2016 and 2015, respectively, and is reflected in general and administrative expense. Measured but unrecognized stock-based compensation expense related to restricted stock units and awards at December 31, 2017 was $36 million and is expected to be recognized over a weighted-average period of 1.8 years. There was no unrecognized stock-based compensation expense related to stock options at December 31, 2017.
The ESPP allows employees the option to purchase WPX common stock at a 15 percent discount through after-tax payroll deductions. The purchase price of the stock is the lower of either the first or last day of the biannual offering periods, followed with the 15 percent discount. The maximum number of shares that shall be made available under the purchase plan is 1 million shares, subject to adjustment for stock splits and similar events. Offering periods are from January through June and from July through December. Employees purchased 122 thousand shares at an average price of $8.34 per share during 2017.
Nonvested Restricted Stock Units and Awards
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2017.

Restricted Stock Units	Shares	Weighted- Average Fair Value(a)
	(Millions)
Nonvested at December 31, 2016	6.5	$11.92
Granted	2.4	$13.76
Forfeited	(0.7)	$12.72
Vested	(2.5)	$13.18
Nonvested at December 31, 2017	5.7	$12.06
__________

(a)	Performance-based shares are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. All other shares are valued at the grant-date market price.
Other restricted stock unit information

	2017	2016	2015
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$13.76	$10.99	$10.24
Total fair value of restricted stock units vested during the year (millions)	$33	$37	$40

Performance-based shares granted represent 31 percent of nonvested restricted stock units outstanding at December 31, 2017. These grants may be earned at the end of a three-year period based on actual performance against a performance target. Expense associated with these performance-based grants is recognized in periods after performance targets are established. Based on the extent to which certain financial targets are achieved, vested shares may range from zero percent to 200 percent of the original grant amount.
Stock Options
The following summary reflects stock option activity and related information for the year ended December 31, 2017.

Stock Options	Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
	(Millions)		(Years)	(Millions)
Outstanding at December 31, 2016	2.7	$15.31		$4
Granted	—	$—
Exercised	(0.1)	$8.06
Forfeited	(0.4)	$15.96
Outstanding at December 31, 2017	2.2	$15.35	2.2	$3
Exercisable at December 31, 2017	2.2	$15.35	2.2	$3

The total intrinsic value of options exercised was $224 thousand, $160 thousand and $319 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.
Cash received from stock option exercises was $0.4 million, $0.4 million and $2 million during 2017, 2016 and 2015, respectively.
The Company did not grant stock options during the years ended 2017, 2016 and 2015.